UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08548
Large-Cap Value Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Large-Cap Value Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 2.8%
General Dynamics Corp.	100,000	$10,210,000
Northrop Grumman Corp.	300,000	15,999,000
		$26,209,000

Agricultural Equipment — 0.9%
Deere & Co.	125,000	8,068,750
		$8,068,750

Auto and Parts — 0.9%
BorgWarner, Inc.	200,000	8,658,000
		$8,658,000

Banks — 9.1%
Bank of America Corp.	460,000	19,931,800
Marshall and Ilsley Corp.	150,000	6,045,000
National City Corp.	350,000	13,517,000
U.S. Bancorp	250,000	7,225,000
UnionBanCal Corp.	100,000	5,921,000
Wachovia Corp.	375,000	17,606,250
Wells Fargo & Co.	250,000	14,907,500
		$85,153,550

Beverages — 0.5%
Anheuser-Busch Cos., Inc.	100,000	4,995,000
		$4,995,000

Building and Construction — 2.5%
D.R. Horton, Inc.	400,000	13,244,000
Masco Corp.	300,000	10,359,000
		$23,603,000

Chemicals — 1.0%
Air Products and Chemicals, Inc.	175,000	9,516,500
		$9,516,500

Communications Services — 4.3%
BellSouth Corp.	300,000	8,136,000
SBC Communications, Inc.	550,000	14,272,500

Verizon Communications, Inc.	450,000	17,721,000
		$40,129,500

Computers and Business Equipment — 3.5%
Applied Materials, Inc. (1)	350,000	5,771,500
Diebold, Inc.	100,000	4,670,000
Hewlett-Packard Co.	100,000	1,875,000
International Business Machines Corp.	175,000	15,004,500
NCR Corp. (1)	100,000	4,959,000
		$32,280,000

Consumer Non-Durables — 1.0%
Kimberly-Clark Corp.	150,000	9,688,500
		$9,688,500

Consumer Products - Miscellaneous — 1.5%
Altria Group, Inc.	300,000	14,112,000
		$14,112,000

Diversified Manufacturing and Services — 3.7%
Cooper Industries Ltd., Class A (2)	175,000	10,325,000
Eaton Corp.	150,000	9,511,500
Tyco International Ltd. (2)	475,000	14,563,500
		$34,400,000

Electric Utilities — 5.3%
Edison International	350,000	9,278,500
Entergy Corp.	200,000	12,122,000
Exelon Corp.	450,000	16,510,500
FirstEnergy Corp.	275,000	11,297,000
		$49,208,000

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc. (1)	250,000	5,392,500
		$5,392,500

Energy Transportation and Storage — 0.5%
Kinder Morgan, Inc.	75,000	4,711,500
		$4,711,500

Financial Services — 12.8%
Citigroup, Inc.	400,000	17,648,000
Countrywide Financial Corp.	500,000	19,695,000
Federal Home Loan Mortgage Corp.	225,000	14,679,000

Franklin Resources, Inc.	125,000	6,970,000
Goldman Sachs Group, Inc.	200,000	18,648,000
JPMorgan Chase & Co.	450,000	17,878,500
Lehman Brothers Holdings, Inc.	50,000	3,986,000
MBNA Corp.	200,000	5,040,000
Merrill Lynch & Co., Inc.	300,000	14,916,000
		$119,460,500

Foods — 2.2%
Nestle SA (2)	50,000	11,477,096
Sara Lee Corp.	400,000	9,144,000
		$20,621,096

Insurance — 6.1%
Allstate Corp. (The)	325,000	15,596,750
American International Group, Inc.	150,000	10,198,500
MetLife, Inc.	475,000	18,358,750
XL Capital Ltd. - Class A	175,000	12,948,250
		$57,102,250

Machinery — 1.3%
Caterpillar, Inc.	150,000	12,067,500
		$12,067,500

Media — 2.4%
Time Warner, Inc. (1)	800,000	12,912,000
Viacom, Inc., Class B	275,000	9,229,000
		$22,141,000

Metals - Industrial — 3.4%
Alcoa, Inc.	300,000	10,077,000
Inco, Ltd. (1)(2)	250,000	9,762,500
Phelps Dodge Corp.	125,000	11,503,750
		$31,343,250

Oil and Gas - Equipment and Services — 1.3%
Transocean Sedco Forex, Inc. (1)	350,000	12,523,000
		$12,523,000

Oil and Gas - Exploration and Production — 2.7%
Apache Corp.	250,000	12,527,500
Burlington Resources, Inc.	300,000	12,240,000
		$24,767,500

Oil and Gas - Integrated — 9.7%
ChevronTexaco Corp.	400,000	21,456,000
ConocoPhillips	250,000	20,712,500
Exxon Mobil Corp.	400,000	19,332,000
Marathon Oil Corp.	200,000	8,256,000
Occidental Petroleum Corp.	375,000	20,973,750
		$90,730,250

Paper and Forest Products — 1.8%
Weyerhaeuser Co.	250,000	16,620,000
		$16,620,000

Pharmaceutical Benefits Manager — 1.2%
Medco Health Solutions, Inc. (1)	350,000	10,815,000
		$10,815,000

Pharmaceuticals — 3.5%
Pfizer, Inc.	575,000	17,595,000
Wyeth	400,000	14,960,000
		$32,555,000

Publishing — 1.0%
Gannett Co., Inc.	75,000	6,282,000
Tribune Co.	75,000	3,086,250
		$9,368,250

REITS — 2.7%
AMB Property Corp.	150,000	5,553,000
AvalonBay Communities, Inc.	150,000	9,033,000
General Growth Properties, Inc.	350,000	10,850,000
		$25,436,000

Retail - Restaurants — 1.4%
McDonald’s Corp.	450,000	12,613,500
		$12,613,500

Retail - Specialty and Apparel — 3.9%
CVS Corp.	200,000	8,426,000
Home Depot, Inc. (The)	300,000	11,760,000
J.C. Penney Company, Inc.	450,000	15,876,000
		$36,062,000

Savings & Loans — 0.7%
Washington Mutual, Inc.	175,000	6,839,000
		$6,839,000

Transport - Services — 0.9%
FedEx Corp.	100,000	8,569,000
		$8,569,000

Transportation — 1.1%
Burlington Northern Santa Fe Corp.	275,000	10,535,250
		$10,535,250

Total Common Stocks (identified cost $786,507,684)		$916,295,146

Short-Term Investments — 1.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	$17,485	$17,485,000

Total Short-Term Investments (at amortized cost, $17,485,000)		$17,485,000

Total Investments — 100.1% (identified cost $803,992,684)		$933,780,146

Other Assets, Less Liabilities — (0.1)%		$(1,195,134)

Net Assets — 100.0%		$932,585,012

(1)           Non-income producing security.

(2)           Foreign security.

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$803,992,684
Gross unrealized appreciation	$134,796,029
Gross unrealized depreciation	(5,008,567)
Net unrealized appreciation	$129,787,462

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 17, 2004